RETIREMENT BENEFIT PLANS RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Benefit plans' expense	$ 38	$ 9	$ 2
Discount rates	1.70%	2.50%	4.50%
Rates of compensation	2.30%	2.80%	3.00%